SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)	1 Months Ended		6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Apr. 15, 2025	Jan. 02, 2025
SHARE-BASED COMPENSATION-CONTINUED
Exercise price for options					$ 0.2951	$ 0.2951
Options granted	39,332	1,672,034
Total fair value of the vested share options			$ 3,689,080	$ 1,439,843
Unrecognized compensation expense related to unvested options			0
Proceeds from exercise of share options			69,407	85,293
Employee stock option
SHARE-BASED COMPENSATION-CONTINUED
Total fair value of the vested share options			7,639,893	3,953,359
Employee stock option
SHARE-BASED COMPENSATION-CONTINUED
Proceeds from exercise of share options			$ 69,407	$ 85,293